UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/12

The following Form N-Q relates only to Dreyfus High Yield Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
March 31, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--92.2%		Rate (%)	Date	Amount ($) [a]		Value ($)
Consumer Discretionary--18.0%
Allbritton Communications,
Sr. Unscd. Notes		8.00	5/15/18	6,765,000		7,255,462
AMC Networks,
Gtd. Notes		7.75	7/15/21	3,195,000	b	3,578,400
Ashtead Capital,
Scd. Notes		9.00	8/15/16	1,500,000	b	1,573,125
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	2,435,000		2,663,281
CCH II Capital,
Gtd. Notes		13.50	11/30/16	2,604,136		2,975,225
CCO Holdings,
Gtd. Notes		6.63	1/31/22	1,835,000		1,912,987
CCO Holdings,
Gtd. Notes		7.38	6/1/20	2,525,000		2,752,250
Cequel Communications Holdings I,
Sr. Unscd. Notes		8.63	11/15/17	6,641,000	b	7,163,979
Chrysler Group,
Scd. Notes		8.00	6/15/19	5,950,000	c	6,009,500
Clear Channel Communications,
Sr. Scd. Notes		9.00	3/1/21	5,085,000		4,601,925
Clear Channel Communications,
Gtd. Notes		10.75	8/1/16	5,115,000	c	3,887,400
Clear Channel Worldwide,
Gtd. Notes		7.63	3/15/20	625,000	b	606,250
Clear Channel Worldwide,
Gtd. Notes		7.63	3/15/20	4,355,000	b	4,289,675
CSC Holdings,
Sr. Unscd. Notes		6.75	11/15/21	2,645,000	b	2,767,331
Cumulus Media Holdings,
Gtd. Notes		7.75	5/1/19	5,435,000	b,c	5,163,250
Dish DBS,
Gtd. Notes		7.13	2/1/16	5,040,000		5,600,700
Edcon Proprietary,
Sr. Scd. Notes	EUR	9.50	3/1/18	3,300,000		4,005,121
Ferrellgas Partners,
Sr. Unscd. Notes		8.63	6/15/20	164,800		149,968
Ferrellgas,
Sr. Unscd. Notes		9.13	10/1/17	2,500,000		2,625,000
Ford Motor,

Sr. Unscd. Notes		7.45	7/16/31	10,215,000	c	12,538,912
Good Sam Enterprises,
Sr. Scd. Notes		11.50	12/1/16	4,695,000		4,859,325
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	4,025,000	c	4,296,687
Gray Television,
Scd. Notes		10.50	6/29/15	6,500,000	c	6,792,500
Hillman Group,
Gtd. Notes		10.88	6/1/18	4,970,000		5,230,925
Inergy Finance,
Gtd. Notes		7.00	10/1/18	5,700,000		5,586,000
Insight Communications,
Sr. Unscd. Notes		9.38	7/15/18	3,056,000	b	3,506,760
J. Crew Group,
Gtd. Notes		8.13	3/1/19	5,295,000	c	5,414,137
Kabel BW,
Sr. Scd. Notes		7.50	3/15/19	6,600,000	b	7,161,000
Lear,
Gtd. Notes		7.88	3/15/18	2,355,000		2,578,725
Lear,
Gtd. Notes		8.13	3/15/20	2,265,000		2,536,800
Lin Television,
Gtd. Notes		8.38	4/15/18	1,140,000		1,198,425
McJunkin Red Man,
Sr. Scd. Notes		9.50	12/15/16	7,045,000		7,714,275
Nara Cable Funding,
Sr. Scd. Notes		8.88	12/1/18	3,680,000	b	3,514,400
Neiman Marcus Group,
Gtd. Notes		10.38	10/15/15	1,160,000	c	1,213,662
Nexstar/Mission Broadcasting,
Scd. Notes		8.88	4/15/17	523,000		563,532
Ono Finance II,
Gtd. Notes		10.88	7/15/19	2,980,000	b	2,726,700
Quebecor Media,
Sr. Unscd. Notes		7.75	3/15/16	4,875,000		5,027,344
QVC,
Sr. Scd. Notes		7.38	10/15/20	2,435,000	b	2,690,675
QVC,
Sr. Scd. Notes		7.50	10/1/19	4,450,000	b	4,906,125
Reynolds Group,
Sr. Scd. Notes		7.88	8/15/19	4,465,000	b	4,822,200
Reynolds Group,
Sr. Scd. Notes	EUR	7.75	10/15/16	330,000	d	464,339
Reynolds Group,
Gtd. Notes		9.25	5/15/18	7,955,000	b,d	7,974,887
Reynolds Group,

Sr. Unscd. Notes		9.88	8/15/19	610,000	b	624,488
Reynolds Group.
Sr. Unscd. Notes		9.88	8/15/19	1,750,000	b	1,791,563
Rite Aid,
Sr. Notes		9.25	3/15/20	1,725,000	b	1,746,563
Rite Aid,
Gtd. Notes		9.50	6/15/17	6,160,000		6,206,200
Rite Aid,
Scd. Notes		10.38	7/15/16	2,780,000		2,974,600
Salem Communications,
Scd. Notes		9.63	12/15/16	4,119,000		4,561,793
ServiceMaster,
Gtd. Notes		8.00	2/15/20	715,000	b	765,050
Sinclair Television Group,
Scd. Notes		9.25	11/1/17	3,885,000	b	4,341,488
Tomkins,
Scd. Notes		9.00	10/1/18	4,433,000	d	4,931,713
Transunion Holding,
Sr. Notes		9.63	6/15/18	2,960,000	b	3,130,200
UCI International,
Gtd. Notes		8.63	2/15/19	5,010,000		5,172,825
Unitymedia,
Sr. Notes	EUR	9.63	12/1/19	3,375,000		4,951,386
Videotron,
Gtd. Notes		5.00	7/15/22	4,750,000	b	4,726,250
						218,823,283
Consumer Staples--1.7%
American Rock Salt,
Scd. Notes		8.25	5/1/18	2,090,000	b	1,823,525
Dean Foods,
Gtd. Notes		7.00	6/1/16	2,334,000	c	2,409,855
Del Monte Foods,
Gtd. Notes		7.63	2/15/19	4,540,000		4,540,000
JBS USA,
Sr. Unscd. Notes		8.25	2/1/20	2,800,000	b	2,884,000
Michael Foods,
Gtd. Notes		9.75	7/15/18	5,955,000		6,572,831
Post Holdings,
Gtd. Notes		7.38	2/15/22	2,685,000	b	2,819,250
						21,049,461
Energy--6.8%
American Petroleum Tankers Parent,
Sr. Scd. Notes		10.25	5/1/15	4,287,000		4,506,709
Antero Resources Finance,
Gtd. Notes		7.25	8/1/19	2,465,000	b	2,551,275
Berry Petroleum,

Sr. Unscd. Notes	6.38	9/15/22	2,790,000	c	2,873,700
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	415,000		424,338
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	4,360,000		5,014,000
Continental Resources,
Gtd. Notes	5.00	9/15/22	2,625,000	b	2,641,406
Continental Resources,
Gtd. Notes	7.13	4/1/21	3,160,000		3,523,400
Dresser-Rand Group,
Gtd. Notes	6.50	5/1/21	3,565,000		3,743,250
El Paso,
Sr. Unscd. Notes	6.50	9/15/20	3,524,000		3,897,498
El Paso,
Sr. Unscd. Notes	7.80	8/1/31	1,665,000		1,900,779
Kodiak Oil & Gas,
Gtd. Notes	8.13	12/1/19	4,050,000	b	4,287,938
MarkWest Energy Partners,
Gtd. Notes	6.25	6/15/22	1,700,000		1,793,500
MEG Energy,
Gtd. Notes	6.50	3/15/21	6,315,000	b	6,646,538
Oasis Petroleum,
Gtd. Notes	6.50	11/1/21	1,165,000		1,176,650
Oasis Petroleum,
Gtd. Notes	7.25	2/1/19	5,680,000		6,006,600
OGX Austria,
Gtd. Notes	8.38	4/1/22	6,080,000	b	6,156,000
Precision Drilling,
Gtd. Notes	6.50	12/15/21	745,000	b	782,250
Precision Drilling,
Gtd. Notes	6.63	11/15/20	5,170,000		5,441,425
Range Resources,
Gtd. Notes	5.00	8/15/22	1,355,000		1,339,756
Targa Resources Partners,
Gtd. Notes	6.88	2/1/21	5,300,000		5,538,500
Trinidad Drilling,
Sr. Unscd. Notes	7.88	1/15/19	5,025,000	b	5,370,469
Unit,
Gtd. Notes	6.63	5/15/21	6,635,000		6,817,463
					82,433,444
Entertainment & Gaming--4.7%
AMC Entertaiment,
Gtd. Notes	9.75	12/1/20	4,685,000		4,439,038
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	5,210,000		5,490,038
Caesars Entertainment Operating,

Scd. Notes		10.00	12/15/18	3,230,000		2,511,325
Caesars Entertainment Operating,
Sr. Scd. Notes		11.25	6/1/17	3,605,000		3,947,475
Cinemark USA,
Gtd. Notes		7.38	6/15/21	4,200,000	c	4,525,500
Cirsa Funding,
Gtd. Notes	EUR	8.75	5/15/18	1,935,000		2,503,301
Codere Finance Luxembourg,
Gtd. Notes		9.25	2/15/19	5,620,000	b	5,605,950
MGM Resorts International,
Gtd. Notes		8.63	2/1/19	2,365,000	b,c	2,548,288
MGM Resorts International,
Gtd. Notes		10.00	11/1/16	4,570,000		5,141,250
MGM Resorts International,
Gtd. Notes		11.38	3/1/18	6,815,000	c	8,135,406
Palace Entertainment Holdings,
Sr. Scd. Notes		8.88	4/15/17	2,015,000	b	2,103,156
Peninsula Gaming,
Gtd. Notes		10.75	8/15/17	3,600,000		3,996,000
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	3,215,000		3,624,913
Pinnacle Entertainment,
Gtd. Notes		8.75	5/15/20	2,580,000		2,831,550
						57,403,190
Financial--10.9%
Ally Financial,
Gtd. Notes		7.50	9/15/20	3,555,000		3,852,731
Ally Financial,
Gtd. Notes		8.00	11/1/31	965,000		1,068,737
Ally Financial,
Gtd. Notes		8.30	2/12/15	4,600,000		5,019,750
Bank of America,
Jr. Sub. Bonds		8.00	12/29/49	4,195,000	d	4,306,683
Boparan Finance,
Gtd. Notes	EUR	9.75	4/30/18	1,800,000		2,490,697
CIT Group,
Sr. Unscd. Notes		5.25	3/15/18	3,635,000		3,712,244
CIT Group,
Sr. Unscd. Notes		5.50	2/15/19	16,435,000	b	16,804,787
FCE Bank,
Sr. Unscd. Bonds	GBP	5.13	11/16/15	1,550,000		2,547,385
Ford Motor Credit,
Sr. Unscd. Bonds		8.13	1/15/20	5,600,000		6,789,972
GMAC International Finance,
Gtd. Bonds	EUR	7.50	4/21/15	3,630,000		4,986,596
Host Hotels & Resorts,

Gtd. Notes	6.00	10/1/21	2,590,000	b	2,771,300
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	1,225,000	d	1,155,371
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	7,826,000	b	8,109,693
Icahn Enterprises Finance,
Gtd. Notes	8.00	1/15/18	10,565,000		11,040,425
Interactive Data,
Gtd. Notes	10.25	8/1/18	3,995,000		4,544,313
International Lease Finance,
Sr. Unscd. Notes	5.88	4/1/19	705,000		682,310
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	1,850,000		1,896,250
International Lease Finance,
Sr. Scd. Notes	7.13	9/1/18	1,230,000	b	1,346,850
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	4,500,000		4,962,195
International Lease Finance,
Sr. Unscd. Notes	8.63	1/15/22	2,545,000		2,841,920
International Lease Finance,
Sr. Unscd. Notes	8.88	9/1/17	2,350,000		2,632,000
International Lease Finance,
Sr. Unscd. Notes	8.63	9/15/15	6,281,000	d	6,932,654
Offshore Group Investments,
Sr. Scd. Notes	11.50	8/1/15	7,616,000		8,415,680
RBS Capital Trust III,
Bank Notes	5.51	9/29/49	5,365,000	d	3,379,950
ROC Finance,
Scd. Notes	12.13	9/1/18	3,795,000	b	4,250,400
SLM,
Sr. Unscd. Notes	8.00	3/25/20	985,000		1,066,262
SLM,
Sr. Unscd. Notes	8.45	6/15/18	7,125,000		7,980,000
Toll Brothers Finance,
Gtd. Notes	5.88	2/15/22	2,430,000		2,502,169
USI Holdings,
Sr. Sub. Notes	9.75	5/15/15	3,605,000	b	3,641,050
					131,730,374
Health Care--6.1%
Accellent,
Gtd. Notes	10.00	11/1/17	3,820,000		3,137,175
American Renal Associates
Holdings, Sr. Unscd. Notes	9.75	3/1/16	2,733,883		2,897,916
American Renal Holdings,
Sr. Scd. Notes	8.38	5/15/18	2,455,000		2,623,781
Amerigroup,

Sr. Unscd. Notes	7.50	11/15/19	1,775,000		1,952,500
Biomet,
Gtd. Notes	11.63	10/15/17	5,625,000		6,110,156
CHS/Community Health Systems,
Gtd. Notes	8.00	11/15/19	3,425,000	b	3,544,875
CHS/Community Health Systems,
Gtd. Notes	8.88	7/15/15	1,006,000		1,043,725
Davita,
Gtd. Notes	6.63	11/1/20	3,800,000		3,990,000
Emergency Medical Services,
Gtd. Notes	8.13	6/1/19	4,070,000		4,202,275
Fresenius Medical Care II,
Gtd. Notes	5.63	7/31/19	1,275,000	b	1,316,437
Fresenius Medical Care,
Gtd. Notes	6.50	9/15/18	3,610,000	b	3,952,950
HCA Holdings,
Sr. Unscd. Notes	7.75	5/15/21	11,200,000		11,634,000
HCA,
Sr. Scd. Notes	7.25	9/15/20	3,560,000		3,893,750
Health Management Associates,
Sr. Scd. Notes	6.13	4/15/16	1,120,000		1,177,400
Health Management Associates,
Sr. Unscd. Notes	7.38	1/15/20	1,315,000	b	1,347,875
Healthsouth,
Gtd. Notes	7.75	9/15/22	1,325,000		1,437,625
Iasis Healthcare,
Gtd. Notes	8.38	5/15/19	2,835,000		2,771,212
Physio-Control International,
Sr. Scd. Notes	9.88	1/15/19	5,110,000	b	5,391,050
STHI Holding,
Scd. Notes	8.00	3/15/18	2,175,000	b	2,316,375
Tenet Healthcare,
Sr. Scd. Notes	6.25	11/1/18	6,410,000	b	6,634,350
Tenet Healthcare,
Sr. Scd. Notes	8.88	7/1/19	460,000		517,500
USPI Finance,
Sr. Unscd. Notes	9.00	4/1/20	1,990,000	b	2,059,650
					73,952,577
Industrial--13.2%
Alion Science and Technology,
Sr. Scd. Notes	12.00	11/1/14	14,211		13,429
Aramark Holdings,
Sr. Unscd. Notes	8.63	5/1/16	5,645,000	b	5,800,237
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	2,900,000	c	3,190,000
Bombardier,

Sr. Unscd. Notes		7.75	3/15/20	3,550,000	b	3,976,000
Brickman Group Holdings,
Sr. Notes		9.13	11/1/18	6,863,000	b	6,657,110
Cardtronics,
Gtd. Notes		8.25	9/1/18	6,030,000		6,670,688
Casella Waste Systems,
Gtd. Notes		7.75	2/15/19	6,900,000		6,865,500
Cenveo,
Scd. Notes		8.88	2/1/18	4,880,000	c	4,660,400
Dyncorp International,
Gtd. Notes		10.38	7/1/17	4,200,000	c	3,669,750
FTI Consulting,
Gtd. Notes		6.75	10/1/20	4,705,000		5,063,756
Garda World Security,
Sr. Unscd. Notes		9.75	3/15/17	4,485,000	b	4,821,375
Geo Group,
Gtd. Notes		6.63	2/15/21	3,000,000	c	3,153,750
Griffon,
Gtd. Notes		7.13	4/1/18	6,080,000		6,315,600
Gulfmark Offshore,
Sr. Notes		6.38	3/15/22	920,000	b	926,900
Kratos Defense & Security
Solutions, Sr. Scd. Notes		10.00	6/1/17	3,645,000		3,963,938
Manitowoc,
Gtd. Notes		8.50	11/1/20	4,050,000		4,475,250
Manitowoc,
Gtd. Notes		9.50	2/15/18	1,240,000		1,376,400
Marquette Transportation Finance,
Scd. Notes		10.88	1/15/17	6,565,000		6,950,694
Mobile Mini,
Gtd. Notes		7.88	12/1/20	5,800,000		6,206,000
Navios Maritime Acquisition,
Sr. Scd. Notes		8.63	11/1/17	4,700,000	c	4,253,500
Navios Maritime Holdings,
Sr. Scd. Notes		8.88	11/1/17	2,005,000	c	2,065,150
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	4,105,000	c	3,612,400
Obrascon Huarte Lain,
Sr. Unscd. Notes	EUR	8.75	3/15/18	1,700,000		2,397,671
RBS Global/Rexnord,
Gtd. Notes		8.50	5/1/18	4,145,000		4,466,238
Rexel,
Gtd. Notes		6.13	12/15/19	3,275,000	b,c	3,328,219
Shea Homes Funding,
Sr. Scd. Notes		8.63	5/15/19	7,765,000	b	8,095,013
Standard Pacific,

Gtd. Notes		8.38	5/15/18	4,970,000		5,311,688
Taylor Morrison,
Sr. Unscd. Notes		7.75	4/15/20	3,760,000	b	3,788,537
TransDigm,
Gtd. Notes		7.75	12/15/18	4,245,000		4,616,437
Ultrapetrol Bahamas,
First Mortgage Notes		9.00	11/24/14	4,872,000	c	4,530,960
United Rentals North America,
Gtd. Notes		8.38	9/15/20	2,820,000	c	2,932,800
United Rentals North America,
Gtd. Notes		9.25	12/15/19	2,715,000		3,006,862
UR Financing Escrow,
Scd. Notes		5.75	7/15/18	665,000	b	682,456
UR Financing Escrow,
Sr. Unscd. Notes		7.38	5/15/20	2,670,000	b	2,736,750
Verisure Holding,
Sr. Scd. Notes	EUR	8.75	9/1/18	3,390,000	b	4,669,111
Welltec,
Sr. Scd. Notes		8.00	2/1/19	5,885,000	b,c	5,679,025
Wireco WorldGroup,
Gtd. Notes		9.50	5/15/17	8,680,000	d	9,005,500
						159,935,094
Information Technology--3.8%
CDW Finance,
Sr. Scd. Notes		8.00	12/15/18	4,890,000	d	5,317,875
CDW Finance,
Gtd. Notes		8.50	4/1/19	4,877,000		5,206,197
Ceridian,
Gtd. Notes		11.25	11/15/15	3,088,000	d	2,802,360
Ceridian,
Gtd. Notes		12.25	11/15/15	4,931,490	c	4,475,327
Epicor Software,
Gtd. Notes		8.63	5/1/19	6,890,000		7,079,475
Equinix,
Sr. Unscd. Notes		7.00	7/15/21	200,000		220,000
Fidelity National Information Services,
Gtd. Notes		5.00	3/15/22	4,265,000	b	4,222,350
First Data,
Sr. Scd. Notes		7.38	6/15/19	3,385,000	b	3,465,394
First Data,
Scd. Notes		8.25	1/15/21	3,199,000	b	3,143,017
First Data,
Gtd. Notes		9.88	9/24/15	258,000		259,290
First Data,
Gtd. Notes		9.88	9/24/15	480,000		484,800
First Data,

Gtd. Notes		10.55	9/24/15	2,585,000		2,636,700
Sophia,
Gtd. Notes		9.75	1/15/19	3,405,000	b	3,651,862
Sungard Data Systems,
Gtd. Notes		7.38	11/15/18	3,010,000		3,213,175
						46,177,822
Materials--12.8%
AEP Industries,
Sr. Unscd. Notes		8.25	4/15/19	3,020,000		3,186,100
Arch Coal,
Gtd. Notes		7.25	6/15/21	2,660,000	b,c	2,467,150
ARD Finance,
Sr. Scd. Notes		11.13	6/1/18	4,609,444	b	4,563,350
Ardagh Packaging Finance,
Sr. Scd. Notes		7.38	10/15/17	5,450,000	b	5,872,375
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	750,000	b	789,375
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	950,000	b	1,023,625
Beverage Packaging Holdings
Luxembourg II, Sr. Notes	EUR	8.00	12/15/16	950,000		1,181,497
Building Materials Corp. of
America, Sr. Notes		6.75	5/1/21	4,745,000	b	5,047,494
BWAY Holding,
Gtd. Notes		10.00	6/15/18	2,380,000		2,623,950
BWAY Parent,
Sr. Unscd. Notes		10.13	11/1/15	7,141,940		7,195,505
Calcipar,
Sr. Scd. Notes		6.88	5/1/18	3,415,000	b	3,483,300
Clearwater Paper,
Gtd. Notes		7.13	11/1/18	5,465,000		5,820,225
Dynacast International,
Scd. Notes		9.25	7/15/19	5,875,000	b	6,168,750
FMG Resources August 2006,
Sr. Unscd. Notes		6.88	4/1/22	3,050,000	b,c	2,981,375
FMG Resources August 2006,
Gtd. Notes		8.25	11/1/19	5,905,000	b	6,229,775
Hexion U.S. Finance/Nova Scotia,
Scd. Notes		9.00	11/15/20	5,195,000		4,857,325
Huntsman International,
Gtd. Notes		8.63	3/15/20	4,500,000	c	5,051,250
Ineos Finance,
Sr. Scd. Bonds		8.38	2/15/19	2,850,000	b	3,021,000
Ineos Group Holdings,
Scd. Notes		8.50	2/15/16	3,075,000	b,c	2,921,250
JMC Steel Group,

Sr. Notes		8.25	3/15/18	4,870,000	b	5,089,150
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	3,125,000		4,167,834
Mueller Water Products Materials,
Gtd. Notes		7.38	6/1/17	3,225,000	c	3,192,750
Mueller Water Products,
Gtd. Notes		8.75	9/1/20	2,260,000		2,542,500
Murray Energy,
Scd. Notes		10.25	10/15/15	6,580,000	b	6,431,950
OXEA Finance,
Sr. Scd. Notes		9.50	7/15/17	4,650,000	b	4,998,750
Peabody Energy,
Gtd. Notes		6.00	11/15/18	3,735,000	b	3,678,975
Peabody Energy,
Gtd. Notes		6.25	11/15/21	1,590,000	b	1,566,150
Plastipak Holdings,
Sr. Notes		10.63	8/15/19	3,240,000	b	3,709,800
Ply Gem Industries,
Sr. Scd. Notes		8.25	2/15/18	2,085,000	c	2,108,456
Polyone,
Sr. Unscd. Notes		7.38	9/15/20	4,600,000		4,887,500
Reliance Intermediate Holdings,
Sr. Scd. Notes		9.50	12/15/19	4,615,000	b	5,122,650
Schaeffler Finance,
Sr. Scd. Notes		7.75	2/15/17	1,110,000	b	1,179,375
Schaeffler Finance,
Sr. Scd. Notes		8.50	2/15/19	2,490,000	b	2,670,525
Sealed Air,
Gtd. Notes		8.13	9/15/19	6,870,000	b	7,617,112
Sealed Air,
Gtd. Notes		8.38	9/15/21	1,095,000	b	1,235,981
Severstal Columbus,
Sr. Scd. Notes		10.25	2/15/18	9,750,000		10,481,250
Tube City IMS,
Gtd. Notes		9.75	2/1/15	9,120,000		9,416,400
						154,581,779
Telecommunications--10.6%
Cincinnati Bell,
Gtd. Notes		8.38	10/15/20	7,485,000		7,541,137
CommScope,
Gtd. Notes		8.25	1/15/19	8,025,000	b	8,586,750
CPI International,
Gtd. Notes		8.00	2/15/18	3,410,000		3,026,375
Digicel Group,
Sr. Unscd. Notes		8.88	1/15/15	6,800,000	b	6,953,000
Digicel Group,

Sr. Unscd. Notes	9.13	1/15/15	3,542,457	b	3,622,162
Digicel Group,
Sr. Unscd. Notes	10.50	4/15/18	1,408,000	b	1,569,920
Digicel,
Sr. Unscd. Notes	8.25	9/1/17	2,955,000	b	3,154,463
Eileme 2 AB,
Gtd. Notes	11.63	1/31/20	4,235,000	b	4,436,163
Goodman Networks,
Sr. Scd. Notes	12.13	7/1/18	2,725,000	b	2,745,438
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	5,010,000		5,398,275
Intelsat Jackson Holdings,
Gtd. Notes	9.50	6/15/16	4,985,000		5,221,788
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	2,090,000		2,204,950
Intelsat Luxembourg,
Gtd. Notes	11.25	2/4/17	7,335,000		7,646,738
Level 3 Financing,
Gtd. Notes	8.63	7/15/20	8,100,000	b	8,525,250
Nextel Communications,
Gtd. Notes, Ser. E	6.88	10/31/13	2,858,000		2,872,290
Nextel Communications,
Gtd. Notes, Ser. D	7.38	8/1/15	2,950,000		2,861,500
NII Capital,
Gtd. Notes	7.63	4/1/21	4,615,000		4,534,237
Sable International Finance,
Sr. Scd. Notes	8.75	2/1/20	4,990,000	b,c	5,314,350
Sprint Capital,
Gtd. Notes	6.90	5/1/19	5,320,000		4,628,400
Sprint Nextel,
Gtd. Notes	7.00	3/1/20	2,020,000	b	2,055,350
Sprint Nextel,
Gtd. Notes	9.00	11/15/18	5,185,000	b	5,703,500
Sprint Nextel,
Sr. Unscd. Notes	11.50	11/15/21	1,300,000	b	1,400,750
UPCB Finance,
Sr. Scd. Notes	7.25	11/15/21	3,790,000	b	4,026,875
West,
Gtd. Notes	7.88	1/15/19	3,250,000		3,477,500
West,
Gtd. Notes	8.63	10/1/18	6,645,000		7,326,112
Wind Acquisition Finance,
Sr. Scd. Notes	7.25	2/15/18	3,215,000	b	3,038,175
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	2,950,000	b	2,920,500
Wind Acquisition Holdings Finance,

Sr. Scd. Notes	12.25	7/15/17	1,573,583	b	1,400,489
Windstream,
Gtd. Notes	7.75	10/15/20	5,895,000		6,337,125
					128,529,562
Utilities--3.6%
AES,
Sr. Unscd. Notes	7.38	7/1/21	5,735,000	b	6,365,850
AES,
Sr. Unscd. Notes	8.00	10/15/17	2,500,000		2,828,125
AES,
Sr. Unscd. Notes	9.75	4/15/16	3,765,000		4,423,875
Calpine,
Sr. Scd. Notes	7.25	10/15/17	1,380,000	b	1,469,700
Calpine,
Sr. Scd. Notes	7.50	2/15/21	5,740,000	b	6,156,150
Calpine,
Sr. Scd. Notes	7.88	1/15/23	5,275,000	b	5,723,375
GenOn Energy,
Sr. Unscd. Notes	9.50	10/15/18	8,575,000	c	7,931,875
North American Energy Alliance,
Scd. Notes	10.88	6/1/16	2,935,000		3,250,512
NRG Energy,
Gtd. Notes	7.63	5/15/19	5,575,000		5,407,750
					43,557,212
Total Bonds and Notes
(cost $1,087,264,439)					1,118,173,798

Preferred Stocks--.3%			Shares		Value ($)
Financial
GMAC Capital Trust I,
Ser. 2, Cum., $1.91
(cost $4,475,208)			172,552	[d]	3,987,677

			Number of
Warrants--.0%			Warrants		Value ($)
Consumer Discretionary
General Motors (7/10/16)			1	e	17
General Motors (7/10/19)			734	e	8,221
Total Common Stocks
(cost $0)					8,238
			Principal
Short-Term Investments--.0%			Amount ($)		Value ($)
U.S. Treasury Bills:
0.03%, 5/17/12			100,000		99,996
0.11%, 8/16/12			70,000		69,972
Total Short-Term Investments

(cost $169,965)		169,968

Other Investment--6.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $78,926,587)	78,926,587 [f]	78,926,587
Investment of Cash Collateral for
Securities Loaned--7.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $84,851,464)	84,851,464 [f]	84,851,464
Total Investments (cost $1,255,687,663)	106.0%	1,286,117,732
Liabilities, Less Cash and Receivables	(6.0%)	(72,802,440)
Net Assets	100.0%	1,213,315,292

a	Principal amount stated in U.S. Dollars unless otherwise noted. EUR -- Euro GBP -- British Pound
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $427,958,849 or 35.3% of net assets.

c	Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $81,373,081 and the value of the collateral held by the fund was $84,851,464.
d	Variable rate security--interest rate subject to periodic change.
e	Non-income producing security.
f	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $30,430,069 of which $43,085,260 related to appreciated investment securities and $12,655,191 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	92.2
Short-Term/Money Market Investments	13.5
Preferred Stocks	.3
Warrants	.0
106.0
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2012 (Unaudited)

		Number	Foreign
Forward Currency		of	Currency			Unrealized
	Exchange Contracts	Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
British Pound,
Expiring
4/26/2012 a		1	1,520,000	2,413,060	2,430,801	(17,741)

Euro,
Expiring:
4/26/2012 b		1	6,170,000	8,188,515	8,229,858	(41,343)
4/26/2012 c		1	9,900,000	13,138,587	13,205,121	(66,534)
4/26/2012 d		1	5,080,000	6,746,773	6,775,961	(29,188)
4/26/2012 e		1	2,210,000	2,931,477	2,947,810	(16,333)
						(171,139)

Counterparties:
a	Goldman Sachs
b	Commonwealth
c	Credit Suisse First Boston
d	Deutche Bank
e	UBS

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,118,173,798	-	1,118,173,798
Equity Securities - Domestic+	-	3,987,677	-	3,987,677
Mutual Funds	163,778,051	-	-	163,778,051
U.S. Treasury	-	169,968	-	169,968
Warrants+	8,238			8,238
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(171,139)	-	(171,139)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)